Business combination (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2021
Consideration transferred
Accounts payable for business combination (note 18)		R$ 204,949	R$ 85,726	R$ 0
Dextra Group
Consideration transferred
Accounts payable for business combination (note 18)		34,183	85,726	0
Accounts payable to former shareholders (i)		0	48,817
Other		0	R$ 6,909
CI&T Brazil | Dextra Group
Consideration transferred
Cash				700,938
Accounts payable for business combination (note 18)				82,635
Accounts payable to former shareholders (i)	[1]			45,726
Retained amount (ii)	[2]			30,000
Other	[1]			6,909
Total consideration transferred		R$ 783,573		R$ 783,573

[1]	These amounts were settled in August 10, 2022. See note 18.
[2]	The amount of R$ 30,000 related to a portion of the remaining balance payable was retained for any materialized contingencies, which will be paid on the fifth anniversary of the closing date.